Subsequent Events (Details Narrative)				1 Months Ended		12 Months Ended
	Aug. 02, 2020 USD ($) m²	Jul. 17, 2020 USD ($)	Jul. 17, 2020 CNY (¥)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jul. 17, 2020 CNY (¥)
Repayment of bank loans						$ 2,889,000	$ 4,691,200	$ 6,121,240
Right use of assets						5,123,898
Rent expenses						$ 562,894	$ 640,626	$ 391,784
Subsequent Event [Member]
Repayments of debt		$ 7,100,000
Subsequent Event [Member] | Meijia [Member]
Loans secured		4,300,000
Subsequent Event [Member] | Meijia [Member] | Mr, Silong Chen [Member]
Loans secured		2,800,000
Subsequent Event [Member] | Meijia [Member] | Land [Member]
Right use of assets		1,300,000
Subsequent Event [Member] | Meijia [Member] | Buildings [Member]
Right use of assets		4,000,000
Subsequent Event [Member] | Dogness Network Technology Co Ltd [Member]
Area of land | m²	520
Rent expenses	$ 34,000
Lease description	15% increase every three years.
Subsequent Event [Member] | Guangdong Dogness Technology Co. Ltd [Member]
Area of land | m²	50
Rent expenses	$ 8,400
Subsequent Event [Member] | Dogness Culture [Member]
Rent expenses	$ 34,000
Lease description	15% increase every three years.
Subsequent Event [Member] | RMB [Member]
Repayments of debt | ¥			¥ 50,000,000
Subsequent Event [Member] | RMB [Member] | Meijia [Member]
Loans secured | ¥									¥ 30,000,000
Subsequent Event [Member] | RMB [Member] | Meijia [Member] | Mr, Silong Chen [Member]
Loans secured | ¥									¥ 20,000,000
Subsequent Event [Member] | Bank of Communications [Membeer]
Repayment of bank loans				$ 2,500,000
Subsequent Event [Member] | Bank of Communications [Membeer] | RMB [Member]
Repayment of bank loans | ¥					¥ 18,000,000
Subsequent Event [Member] | Industrial and Commercial Bank of China [Membeer]
Repayment of bank loans				$ 1,700,000
Subsequent Event [Member] | Industrial and Commercial Bank of China [Membeer] | RMB [Member]
Repayment of bank loans | ¥					¥ 12,000,000
Subsequent Event [Member] | Dongguan Rural Commercial Bank [Membeer]
Proceeds from loans		$ 7,100,000
Subsequent Event [Member] | Dongguan Rural Commercial Bank [Membeer] | RMB [Member]
Proceeds from loans | ¥			¥ 50,000,000